Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2018
Interest-bearing loans and borrowings [Abstract]
Interest-bearing loans and borrowings

20	Interest-bearing loans and borrowings

	31/12/2017	31/12/2018
	US$’000	US$’000
Current
Secured term loan	987	979
Unsecured term loan	102	10,765
Venture debt term loan	1,544	–
Trust receipts	20,467	22,965
Loans from a shareholder of a subsidiary	22	–
Loans from external party	–	59
Promissory note	–	29
Obligation under finance lease	49	53
Other borrowings	6,637	7,297
	29,808	42,147

	31/12/2017	31/12/2018
	US$’000	US$’000

Non-current
Secured term loan	18,189	17,212
Unsecured term loan	10,488	–
Obligation under finance lease	58	4
	28,735	17,216

	58,543	59,363

Trust receipts

The short-term borrowings from financial institutions are denominated in Singapore dollar and repayable within 180 days from invoice date. The contractual and effective interest rate on the short-term borrowings at reporting date ranges from 3.52% to 5.81% (31/12/2017: 2.48% to 4.52%) per annum. US$18,189,000 of trust receipts as at 31 December 2018 (31/12/2017: US$17,988,000) are secured by a first legal charge over the Company’s leasehold land and building.

Loans from external party

Loan is unsecured and denominated in Korean Won (“KRW”). The effective interest rate is 12%.

Promissory Note

The promissory note is unsecured and interest free.

Secured term loan

The total term loan facility available is US$20,503,000 with a tenure of 22 years. As at 31 December 2018, the Company has drawn down a total of US$18,191,000 (31/12/2017: US$19,176,000) since 2014, in relation to the construction of the new logistic center. The term loan is to be repaid through 240 monthly installments of US$83,000 per month. The term loan is secured by a first charge over the Company’s leasehold land and building. The contractual and effective interest rate ranges from 2.52% to 3.42% (31/12/2017: 2.55% to 2.88%) per annum.

Unsecured term loan

On 10 May 2016 and 15 November 2016, the Company drew down US$5,453,000 and US$5,453,000 respectively on the term loan facility from a financial institution and its associated company. The total term loan facility available is US$10,906,000 with a tenure of 36 months. The contractual interest rate is 6% per annum for the first year, follow by 7% per annum on the second year and 8% on the third year. Concurrently, the Company issued the 2016 Warrants (Note 15(c) (ii)) to the financial institution and its associated company.

The term loan facility include the following key terms:

Redemption premium

On the repayment date of the unsecured term loan, either maturity date (36 months from the first drawn down date) or Voluntary Prepayment (as defined below), the term loan facility is to be repaid with a redemption premium of 5% per annum, compounded annually, unless a Liquidity Event defined as (i) an IPO and listing on a recognized stock exchange by the Company, (ii) a transfer, sale or other disposition of all or substantially all of the business and/or assets of the Group, whether in a single transaction or a series of related transactions, (iii) an event which results in any person having the right to exercise, directly or indirectly, more than 50% of the voting rights attributable to the issued capital of the Company, or (iv) any consolidation, amalgamation or merger of the Group with any other corporation, which will result in a material change in the shareholding structure of the Group, occurred on or before the date of term loan repayment or prepayment. As the Liquidity Event is a non-financial variable specific to the Company, it does not fulfil the derivative definition.

Voluntary prepayment

The Company may prepay the whole or part of the unsecured term loan, with minimum amount of US$1,454,000 together with Redemption Premium two years after the date of the term loan agreement.

Mandatory prepayment

Upon completion of Liquidity Event, the Company shall prepay the outstanding unsecured term loan in an amount equivalent to the warrant conversion amount and ratio specified in the term loan agreement without prepayment fee, premium or penalty to the financial institution and its associated company.

As the Liquidity Event is a non-financial variable that is specific to the Company, it does not fulfil the derivative definition and is not separately accounted for. Similarly, the embedded Voluntary and Mandatory Prepayment options are not separately accounted for as such features are considered clearly and closely related to the host debt instrument, given that the exercise price on each exercise date is equal to the amortized cost of the host debt instrument.

Venture debt term loan

The venture debt term loan facility of US$2,908,000 is unsecured and is repayable through 36 monthly instalments of US$48,713 commencing on 1 November 2015 to 1 September 2018, with the last instalment of US$1,115,000 on 28 December 2018. The contractual and effective interest rate is 3.40% (31/12/2017: 2.78%) per annum. On 28 December 2018, the venture debt term loan has been fully repaid.

Obligation under finance lease

This obligation is secured by a charge over the leased asset (Note 4). The average discount rate implicit in the leases range from 3.75% to 9.91% (31/12/2017: 3.75% to 9.91%) per annum. This obligation is denominated in the respective functional currency of the relevant entity in the Group.

Other borrowings

These short-term financing are from other third parties. They are denominated in US$ and repayable within 180 days from invoice date. The contractual and effective interest rate on these short-term borrowings at reporting date ranges from 7.79% to 7.88% (31/12/2017: 7.06% to 7.50%) per annum.

Terms and debt repayment schedule

			2018		2017
	Currency	Tenure	Face value	Carrying amount	Face value	Carrying amount

Secured term loan	SGD	2019 to 2036	18,191	18,191	19,176	19,176
Unsecured term loan	SGD	May 2019	10,765	10,765	11,041	10,590
Venture debt term loan	SGD	2018	–	–	1,544	1,544
Trust receipts	SGD	January to June 2019	22,965	22,965	20,467	20,467
Other borrowings	SGD	January to May 2019	7,297	7,297	6,637	6,637
Others	Various		145	145	129	129
			59,363	59,363	58,994	58,543

The secured term loan and US$18,189,000 (2017: US$17,988,000) of the Group’s trust receipts are secured by a first charge over the Group’s building with carrying amount of US$25,716,000 (2017: US$27,166,000) and leasehold land with carrying amount of US$4,728,000 (2017: US$5,022,000).